Segment and Geographical Information - Major components of Income (loss) before income taxes in "Other" (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Nomura Research Institute, Ltd [Member]
Gain on the sale of a part of the ordinary shares	¥ 73,293